Supplementary Financial Information (Schedule Of Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
Interest	$ 406	$ 368	$ 368
Less capitalized interest	(19)	(16)	(13)
Interest payments (net of amounts capitalized)	387	352	355
Federal	87	56	50
State	22	22	21
Total payments (receipts) in lieu of income taxes	109	78	71
Noncash increase in operating lease obligations for ROU assets	72	38
Assets acquired		2,547
Liabilities assumed		(1,223)
Cash paid		1,324
Noncash construction expenditures	$ 254	$ 278	$ 174